Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising maximum number of actual shares delivered, Senior management (Details) - Senior Management - shares
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred conditional variable remuneration plan and linked to objectives (2017)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	0	11,046
Deferred conditional variable remuneration plan and linked to objectives (2018)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	57,730	72,734
Deferred conditional variable remuneration plan and linked to objectives (2019)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	71,294	88,352
Deferred conditional variable remuneration plan and linked to objectives (2020)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	185,261	292,737
Deferred conditional variable remuneration plan and linked to objectives (2021)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	351,777	456,206
Deferred conditional variable remuneration plan and linked to objectives (2022)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	357,615	2,070,634
Deferred conditional variable remuneration plan and linked to objectives (2023)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	1,212,984	0